Finance costs (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of finance costs
	Six months ended June 30, 2026	Six months ended June 30, 2025
Finance costs from
Loans	$136,853	$207,461
Lease liabilities	584	2,582
	$137,437	$210,043